Document and Entity Information	3 Months Ended
	Mar. 31, 2012	May 10, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	COLE CREDIT PROPERTY TRUST IV, INC.
Entity Central Index Key	0001498547
Document Type	Other
Document Period End Date	Mar. 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q1
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		996,694